     ---------------------------------------------------------------------------
     SEMI-ANNUAL REPORT TO SHAREHOLDERS                          AUGUST 31, 1996

     ---------------------------------------------------------------------------

     [NAVIGATOR MONEY                                 [NAVIGATOR TAX-FREE MONEY
     MARKET FUND LOGO]                                    MARKET FUND LOGO]

        A member of the                                    A member of the
    NAVIGATOR GROUP of FUNDS                           NAVIGATOR GROUP of FUNDS

     ---------------------------------------------------------------------------

        CHAIRMAN'S LETTER
                                                                October 14, 1996
        Dear Shareholder:

        Events of Importance

        - Federal Reserve Policy -- Although Federal Reserve policy-makers have refrained from raising or lowering interest rates since January, rate expectations have fluctuated dramatically during 1996. Many economists predicted that the Central Bank would break a nineteen month streak and begin raising interest rates, but the Federal Reserve surprised the financial markets at their September FOMC meeting by continuing to leave monetary policy unchanged.

        - 2A-7 Implementation -- The Securities and Exchange Commission had issued revised guidelines earlier this year for taxable and tax exempt money market funds, on which we reported in our last report to you. As an update, the full implementation has been delayed due to some technical issues. Again, we anticipate that the impact, if any, on the Navigator funds will be minimal.

        We continue to follow our time-tested philosophy of quality investing. In this rate environment, some investment managers continue to find it tempting to reduce investment standards in order to stretch for a few more basis points of yield. We can assure you that is not the practice with the Navigator Money Market or Navigator Tax-Free Money Market Funds.

        As you know, Fairfield was built on a tradition of quality, and that philosophy remains unchanged. We will continue to strive to always provide our shareholders with very high quality portfolios, while still delivering industry-competitive yields.

        I'd like to thank you once again for your continued confidence in the Navigator Money Market and Navigator Tax-Free Money Market Funds. Our commitment of providing a competitive product with minimal risk remains unchanged.

        Sincerely,

        /s/ ROBERT J. WALKER, JR.
        Robert J. Walker, Jr.
        Chairman

        INVESTMENT REPORT

        Economic Overview

        - Volatility in the domestic economy offered economists and investors their choice of strong and not-so strong indicators in the semi-annual period ended in August. Non-farm payrolls exceeded the markets' expectations more times than not, personal income and consumption were as strong, and industrial production was healthy, while not increasing inflation. Factory orders were up one more time than they were down. The housing sector, which has been one of the first to slow in the past, has yet to show any significant signs of weakness despite higher mortgage rates. Consumer confidence partially reflects this as the trend has been up for most of the calendar year. Focusing on Gross Domestic Production, economists continue to anticipate that growth for the year will approximate 3.0%, with inflation remaining at less than 3.0%. This was viewed as positive by the Dow Jones Industrial average as it rose 130 points, while the 30-year Treasury Bond showed sensitivity to inflationary concerns by rising 62 basis points to 7.12%.

        Navigator Money Market Fund

        Despite the fact that Federal Reserve policy-makers have refrained from raising or lowering interest rates since January, rate expectations have fluctuated dramatically during 1996. The Central Bank last changed monetary policy on January 31, trimming the target federal funds rate 25 basis points to 5.25% when the economy still appeared soft. During the past six months however, mixed economic news and uncertainty about future Fed actions have kept the financial markets speculating about the direction of interest rates.

        Expectations of lower rates faded quickly as the U.S. economy grew at a faster-than-expected pace in the first and second quarters of 1996. Many economists began to predict that the Central Bank would break a nineteen month streak and begin raising interest rates. But the Federal Reserve surprised the financial markets at their September FOMC meeting by leaving monetary policy unchanged. The Navigator Money Market Fund has maintained a steady course throughout this period, avoiding dramatic changes in the composition, the quality or the average maturity of the portfolio. This investment philosophy has resulted in a highly competitive yield with a minimal degree of risk.

        The Fund's objective remains to provide a high-quality investment portfolio which offers a yield competitive with that of its peers. All commercial paper held in the Navigator Money Market portfolio is rated "A-1+" or "A-1" by Standard & Poor's and "P-1" by Moody's, the highest commercial paper quality ratings of both rating agencies. The Fund will continue to diversify by taking advantage of opportunities that occasionally present themselves in the U.S. Government and Agency markets.

          PORTFOLIO STATISTICS

                                             Average                    Average
                                             Monthly     Compound       Maturity
                   Month                     Yield       Yield*      (Month-end)
          ----------------------------------------------------------------------
          1996     March                      5.11%        5.23%        33 days
                   April                      5.20         5.33         40
                   May                        5.19         5.32         44
                   June                       5.23         5.35         55
                   July                       5.26         5.39         47
                   August                     5.24         5.37         39
                   ---------------------    -------       -------     --------
                   Average Annualized
                     Yields and Maturity      5.20%        5.33%        43 days
                                            =======      =======       ========

          *Compound yields assume reinvestment of dividends.

          MATURITY DIVERSIFICATION SCHEDULE
          AS OF AUGUST 31, 1996

                             Amount
                        (Amortized Cost)           % of Portfolio   % Cumulative
          ----------------------------------------------------------------------
          One Day                  $  22,550,000            16.0%           16.0%
          2-7 days                    12,297,757             8.7            24.7
          8-30 days                   21,842,640            15.5            40.2
          31-60 days                  51,210,387            36.3            76.5
          61-90 days                  20,786,097            14.7            91.2
          Over 90 days                12,321,634             8.8           100.0
                                   -------------           ------
          Total                    $ 141,008,515           100.0%
                                   =============           ======

        INVESTMENT REPORT

        Navigator Tax-Free Money Market Fund

        - As the Fund's fiscal year began in March, the Advisor was undertaking a program to extend the weighted average maturity from the 40-day area to the mid-fifty day area. This targeted maturity was maintained throughout the month of March, despite an asset decline of almost 10%. The approach of the April 15 tax date often finds funds shortening maturities in anticipation of asset declines. However, when the decline came this year, it was often after the tax date and the magnitude was larger than anticipated for many participants. The advisor sold selected longer-dated securities to offset this outflow. The Fund's yield meanwhile continued to be susceptible to the usual technical pressures; yields fell early in each month, then increased as the cash flows were re-allocated across the yield curve. On the whole, the Fund's yields headed higher through the middle of May. At that time, the uncertainty over the direction of taxable interest rates was compounded by the prospect of a declining supply in tax exempt securities, reversing the rising trend of the Fund's yield.

        Typically, the early days in July are a challenge for portfolio managers because July 1 is the second largest coupon payment date of the year, and because of the shortened work week that results from the July 4th holiday. The result was an industry-wide increase in assets that coincided with plummeting yields. With the increase in assets, some extension was undertaken in an effort to diversify maturities and fully invest the portfolio. By the time the asset level stabilized in mid-July, the Fund's weighted average maturity had extended to the mid-60 day area.

        The Fund's yield has been volatile over the last six months. This is largely attributable to the strength (or lack thereof) in the domestic economy and the possibility and/or timing of a tightening of monetary policy by the Federal Reserve. Looking to the upcoming quarter, more of the same is expected; an economy that shows sporadic signs of strength, only to be immediately followed by signs of weakness. Inflation continues to hover in the same 2-3% area that it has been for the last five years. The possibility of one change in monetary policy is likely over the coming months; however, more than one move does not appear likely at this time. An interesting twist may come from portfolios outside the money market sector as portfolio managers lock-in their profits, reducing their exposure to their respective markets and placing the proceeds in the money market sector. While this defensive action could dampen any price deterioration that might result from any actions by the Fed, the cash markets could experience artificially low rates until early 1997.

        On the regulatory front, the SEC updated rule 2a-7 in 1991. These guidelines were largely directed to taxable money market funds. Earlier this year, the SEC issued a similar update for the tax-exempt money market funds. While the implementation date has been delayed due to some technical issues, these actions should serve to level the playing field for the tax-exempt money market fund industry. At this time, the Fund's advisor anticipates that the impact to the Navigator Funds will be minimal.

          PORTFOLIO STATISTICS

                                                      Average                  Average
                                                      Monthly     Compound     Maturity
                              Month                    Yield       Yield*    (Month-end)
          -----------------------------------------------------------------------------------
          1996                March                    3.03%       3.07%       64 days
                              April                    3.15        3.19        28
                              May                      3.24        3.29        32
                              June                     3.02        3.06        31
                              July                     2.87        2.91        57
                              August                   3.10        3.15        52
                              ---------------------   ------      ------       --------
                              Average Annualized
                              Yields and Maturity      3.07%       3.11%       44 days
                                                      ======      ======       ========

          *Compound yields assume reinvestment of dividends.

          PORTFOLIO COMPOSITION
          AS OF AUGUST 31, 1996

                                             Amount
                                          (Face Value)     % of Portfolio
          -----------------------------------------------------------------------
          Floating Rate Securities:
                 Daily Liquidity          $ 6,400,000            10.4%
                 7-Day Liquidity           28,050,000            45.4
          Notes and Bonds                   8,043,629            13.0
          Tax-Exempt Commercial Paper      14,400,000            23.2
          Put Bonds                         4,971,319             8.0
                                          -----------      ------------
                                          $61,864,948           100.0%
                                          ===========      ============

          PORTFOLIO QUALITY
          AS OF AUGUST 31, 1996

           Moody's Ratings                                                      % of Portfolio
          --------------------------------------------------------------------------------------------
          "MIG-1/VMIG-1"       Highest Quality Short-term Instruments                 41.7%
          "Prime-1"            Highest Quality
                                Tax-Exempt Commercial Paper                           58.3
                                                                                ------------
                                                                                     100.0%
                                                                                ============

           FINANCIAL STATEMENTS

           Statement of Net Assets
           Navigator Money Market Fund
           August 31, 1996
           (Unaudited)

                                                                             MATURITY     INTEREST
               PAR                            SECURITY                         DATE         RATE          VALUE
           --------------------------------------------------------------------------------------------------------
           COMMERCIAL PAPER -- 66.55%
           AUTOMOBILE MANUFACTURER -- 4.96%
           $  4,000,000    Ford Motor Credit Corporation..................   09/30/96       5.29%     $   3,982,954
              3,000,000    Ford Motor Credit Corporation..................   10/23/96       5.42%         2,976,513
                                                                                                      -------------
                           TOTAL AUTOMOBILE MANUFACTURER..........................................        6,959,467
           --------------------------------------------------------------------------------------------------------
           CONGLOMERATE -- 4.97%
              4,000,000    General Electric Capital.......................   09/25/96       5.35%         3,985,733
              3,000,000    General Electric Capital.......................   10/23/96       5.30%         2,977,033
                                                                                                      -------------
                           TOTAL CONGLOMERATE.....................................................        6,962,766
           --------------------------------------------------------------------------------------------------------
           CONSUMER ELECTRONICS -- 4.95%
              5,000,000    Sharp Electronics..............................   10/11/96       5.42%         4,969,889
              2,000,000    Sharp Electronics..............................   12/13/96       5.31%         1,969,615
                                                                                                      -------------
                           TOTAL CONSUMER ELECTRONICS.............................................        6,939,504
           --------------------------------------------------------------------------------------------------------
           CONSUMER NON-DURABLES -- 5.59%
              1,900,000    Hasbro, Inc. ..................................   09/20/96       5.38%         1,894,605
              1,000,000    Hasbro, Inc....................................   10/04/96       5.40%           995,050
              2,500,000    Hasbro, Inc....................................   10/11/96       5.35%         2,485,139
              1,000,000    Hasbro, Inc....................................   11/20/96       5.45%           987,889
              1,500,000    Hasbro, Inc....................................   12/18/96       5.48%         1,475,340
                                                                                                      -------------
                           TOTAL CONSUMER NON-DURABLES............................................        7,838,023
           --------------------------------------------------------------------------------------------------------
           FINANCE, CORPORATE RECEIVABLES -- 14.91%
              3,000,000    Asset Securitization Cooperative...............   10/01/96       5.40%         2,986,500
              4,000,000    Asset Securitization Cooperative...............   10/21/96       5.42%         3,969,889
              4,000,000    Corporate Asset Funding........................   09/11/96       5.26%         3,994,156
              3,000,000    Corporate Asset Funding........................   10/22/96       5.40%         2,977,050
              4,000,000    Preferred Receivables Funding Corp. ...........   09/04/96       5.30%         3,998,233
              3,000,000    Preferred Receivables Funding Corp. ...........   09/25/96       5.38%         2,989,240
                                                                                                      -------------
                           TOTAL FINANCE, CORPORATE RECEIVABLES...................................       20,915,068
           --------------------------------------------------------------------------------------------------------
           FINANCIAL SERVICES, DIVERSIFIED -- 8.52%
              5,000,000    Associates Corp. of North America..............   10/01/96       5.27%         4,978,042
              3,000,000    John Deere Capital Corp. ......................   09/24/96       5.24%         2,989,957
              4,000,000    John Deere Capital Corp. ......................   09/26/96       5.24%         3,985,445
                                                                                                      -------------
                           TOTAL FINANCIAL SERVICES, DIVERSIFIED..................................       11,953,444
           --------------------------------------------------------------------------------------------------------
           FOREST PRODUCTS -- 3.55%
              5,000,000    Weyerhaeuser Company...........................   10/10/96       5.27%         4,971,454
                                                                                                      -------------
                           TOTAL FOREST PRODUCTS..................................................        4,971,454
           --------------------------------------------------------------------------------------------------------
           INSURANCE, FULL-LINE -- 4.26%
              4,000,000    Prudential Funding.............................   10/09/96       5.36%         3,977,369
              2,000,000    Prudential Funding.............................   10/11/96       5.36%         1,988,089
                                                                                                      -------------
                           TOTAL INSURANCE, FULL-LINE.............................................        5,965,458
           --------------------------------------------------------------------------------------------------------
           OFFICE EQUIPMENT -- 4.93%
              3,000,000    Xerox Corporation..............................   11/12/96       5.30%         2,968,200
              4,000,000    Xerox Corporation..............................   12/05/96       5.32%         3,943,844
                                                                                                      -------------
                           TOTAL OFFICE EQUIPMENT.................................................        6,912,044
           --------------------------------------------------------------------------------------------------------
           POLLUTION CONTROL -- 4.96%
              5,000,000    WMX Technologies...............................   10/08/96       5.23%         4,973,123
              2,000,000    WMX Technologies...............................   10/15/96       5.31%         1,987,020
                                                                                                      -------------
                           TOTAL POLLUTION CONTROL................................................        6,960,143
           --------------------------------------------------------------------------------------------------------

                                                                               MATURITY     INTEREST
               PAR                             SECURITY                          DATE         RATE         VALUE
           --------------------------------------------------------------------------------------------------------
           SECURITIES DEALERS -- 4.95%
           $  5,000,000    Goldman Sachs Group L.P..........................   11/06/96       5.37%       4,950,775
              2,000,000    Merrill Lynch....................................   09/11/96       5.30%       1,997,056
                                                                                                        -----------
                           TOTAL SECURITIES DEALERS.................................................      6,947,831
           --------------------------------------------------------------------------------------------------------
                           TOTAL COMMERCIAL PAPER...................................................     93,325,202
           --------------------------------------------------------------------------------------------------------
           MEDIUM TERM NOTES, VARIABLE -- 7.13%
              5,000,000    Bear Stearns Companies, Inc.
                             Floating Rate Note.............................   09/03/96      5.43%*       5,000,000
              5,000,000    Merrill Lynch & Co., Inc.
                             Floating Rate Note.............................   09/03/96      5.40%*       5,000,000
           --------------------------------------------------------------------------------------------------------
                           TOTAL MEDIUM TERM NOTES, VARIABLE........................................     10,000,000
           --------------------------------------------------------------------------------------------------------
           U.S. AGENCIES -- 17.82%
              5,000,000    Federal Farm Credit Bank Discount Notes..........   11/06/96       5.21%       4,952,242
              5,000,000    Federal Farm Credit Bank Discount Notes..........   11/21/96       5.36%       4,939,700
              2,000,000    Federal Farm Credit Bank Discount Notes..........   12/04/96       5.39%       1,971,878
              2,000,000    Federal Home Loan Bank...........................   09/03/96       4.32%*      1,999,601
              1,200,000    Student Loan Marketing Association...............   09/03/96       4.32%*      1,199,832
              5,000,000    Federal Home Loan Bank Discount Notes............   09/06/96       5.10%       4,996,458
              3,000,000    Federal Home Loan Bank Discount Notes............   12/09/96       5.18%       2,957,265
              2,000,000    Federal National Mortgage Association
                             Discount Notes.................................   11/05/96       5.24%       1,981,096
           --------------------------------------------------------------------------------------------------------
                           TOTAL U.S. AGENCIES......................................................     24,998,072
           --------------------------------------------------------------------------------------------------------
           REPURCHASE AGREEMENTS -- 9.02%
                 11,000    First Boston Variable
                             dated 08/26/96, due 09/03/96
                             (collateralized by
                             U.S. Treasury Bonds;
                             market value $11,176)..........................   09/03/96       5.00%          11,000
                 80,000    Goldman Sachs Variable
                             dated 08/26/96, due 09/03/96
                             (collateralized by
                             U.S. Treasury Bonds;
                             market value $82,387)..........................   09/03/96       5.10%          80,000
                 10,000    Merrill Lynch Variable
                             dated 08/26/96, due 09/03/96
                             (collateralized by
                             U.S. Treasury Bonds;
                             market value $10,225)..........................   09/03/96       5.05%          10,000

                                                                              MATURITY     INTEREST
              PAR                             SECURITY                         DATE         RATE         VALUE
          --------------------------------------------------------------------------------------------------------
          $ 12,550,000    Paine Webber Tri-Party
                            dated 08/30/96, due 09/03/96
                            (collateralized by
                            U.S. Government Agency-issued,
                            Mortgage-backed Securities;
                            market value $12,892,160).....................   09/03/96       5.30%       12,550,000
          --------------------------------------------------------------------------------------------------------
                          TOTAL REPURCHASE AGREEMENTS.............................................      12,651,000
          --------------------------------------------------------------------------------------------------------
          --------------------------------------------------------------------------------------------------------
                          TOTAL VALUE OF SECURITIES OWNED -- 100.52%
                            (which approximates cost for federal income tax purposes).............     140,974,274

                          LESS LIABILITIES REDUCED BY OTHER ASSETS -- (0.52%).....................        (733,503)
                                                                                                       ------------
                          NET ASSETS APPLICABLE TO 140,243,411 SHARES OUTSTANDING;
                            EQUIVALENT TO $1.00 PER SHARE -- 100.00%..............................    $140,240,771
                                                                                                       ============

        -------------------------------------
        * = The interest rate shown for each
            of these obligations is the rate
            as of August 31, 1996 and the
            maturity shown is the date of the
            next interest rate adjustment.

                                 See accompanying notes.

           FINANCIAL STATEMENTS
           Statement of Net Assets
           Navigator Tax-Free Money Market Fund
           August 31, 1996
           (Unaudited)

                                                                               MATURITY     INTEREST
               PAR                             SECURITY                          DATE         RATE         VALUE
           --------------------------------------------------------------------------------------------------------
           COLORADO -- 8.54%
           $  3,000,000    Colorado St. General Fund Rev. TRAN Ser A........   06/27/97       4.50%     $ 3,017,766
              2,300,000    Moffat County, PCR Rfdg. Bonds (Colorado UTE
                             Electric Assn. Inc. Proj.), VRDO...............   09/04/96       3.55%       2,300,000
                                                                                                        -----------
                           TOTAL COLORADO...........................................................      5,317,766
           --------------------------------------------------------------------------------------------------------
           FLORIDA -- 3.85%
              2,400,000    Broward County, HFA, MFHR Bonds (Landings of
                             Inverrary), VRDO...............................   09/05/96       3.55%       2,400,000
                                                                                                        -----------
                           TOTAL FLORIDA............................................................      2,400,000
           --------------------------------------------------------------------------------------------------------
           INDIANA -- 11.88%
              4,100,000    Gary, Environmental Improvement Rev. Rfdg
                             Bonds (USX), VRDO..............................   09/13/96       3.70%       4,100,000
              3,300,000    Mt. Vernon, Pollution Control and Solid Waste
                             Disposal Rev. Rfdg Bonds (GE), Series A CP.....   10/15/96       3.55%       3,300,000
                                                                                                        -----------
                           TOTAL INDIANA............................................................      7,400,000
           --------------------------------------------------------------------------------------------------------
           IOWA -- 1.45%
                900,000    Waterloo, IDR Bonds (Waterloo Civic Center
                             Hotel), VRDO...................................   09/03/96       3.80%         900,000
                                                                                                        -----------
                           TOTAL IOWA...............................................................        900,000
           --------------------------------------------------------------------------------------------------------
           LOUISIANA -- 5.46%
              3,400,000    Louisiana Recovery District Sales Tax Bonds,
                             VRDO...........................................   09/03/96       3.85%       3,400,000
                                                                                                        -----------
                           TOTAL LOUISIANA..........................................................      3,400,000
           --------------------------------------------------------------------------------------------------------
           MASSACHUSETTS -- 13.76%
              4,975,000    Massachusetts Bay Transportation Auth. Gen.
                             Transportation System 1984A Put................   09/01/96       3.05%       4,971,319
              2,000,000    Massachusetts Health & Educational Fac. Auth.
                             Rev. Bonds (Harvard University), Series L CP...   09/24/96       3.30%       2,000,000
              1,600,000    Massachusetts Industrial Fin. Agency PCR Rfdg.
                             Bonds (New England Power Co.), Series B, CP....   10/23/96       3.45%       1,600,000
                                                                                                        -----------
                           TOTAL MASSACHUSETTS......................................................      8,571,319
           --------------------------------------------------------------------------------------------------------
           PENNSYLVANIA -- 21.72%
              2,000,000    Beaver County, IDA PCR Rfdg. Bonds (Duquesne
                             Light), Series B VRDO..........................   09/04/96       3.45%       2,000,000
              3,000,000    City of Philadelphia, TRAN Ser A.................   06/30/97       4.50%       3,013,114
              1,800,000    Delaware County, IDA Solid Waste Rev. Bonds
                             (Kimberly-Clark), Series D VRDO................   09/04/96       3.40%       1,800,000
              1,700,000    Lackawanna County, IDA IDR Bonds (National Book
                             Company Inc.), VRDO............................   09/04/96       4.13%       1,700,000
              3,000,000    Montgomery County, IDA PCR Rfdg. Bonds (PECO),
                             Series A, CP...................................   10/02/96       3.45%       3,000,000
              2,000,000    Temple University of the Commonwealth System of
                             Higher Educational University Funding
                             Obligation.....................................   05/20/97       4.63%       2,012,749
                                                                                                        -----------
                           TOTAL PENNSYLVANIA.......................................................     13,525,863
           --------------------------------------------------------------------------------------------------------
           SOUTH DAKOTA -- 4.82%
              3,000,000    Lawrence County, PCR Bonds (Homestake Mining),
                             VRDO...........................................   09/04/96       3.30%       3,000,000
                                                                                                        -----------
                           TOTAL SOUTH DAKOTA.......................................................      3,000,000
           --------------------------------------------------------------------------------------------------------

                                                                               MATURITY     INTEREST
              PAR                             SECURITY                          DATE         RATE         VALUE
          --------------------------------------------------------------------------------------------------------
          TENNESSEE -- 1.61%
          $  1,000,000    Memphis, GO Bonds Series A, VRDO.................   09/04/96       3.45%       1,000,000
                                                                                                       -----------
                          TOTAL TENNESSEE..........................................................      1,000,000
          --------------------------------------------------------------------------------------------------------
          TEXAS -- 17.99%
             2,200,000    Brazos River Auth, Variable Rate Demand PCR Rfdg.
                            Bonds (Monsanto Co), VRDO......................   09/04/96       3.50%       2,200,000
             3,000,000    Harris County, HFDC Rev Bonds for Methodist Hosp
                            VRDO...........................................   09/03/96       3.75%       3,000,000
             3,500,000    Harris County, HFDC Rev Bonds For Sisters of
                            Charity CP.....................................   10/15/96       3.50%       3,500,000
             1,000,000    Houston, GO CP Series B CP.......................   11/13/96       3.40%       1,000,000
             1,500,000    Port of Corpus Christi Auth. of Nueces County,
                            Marine Term Rev. Bonds (Reynolds Metals),
                            VRDO...........................................   09/04/96       3.30%       1,500,000
                                                                                                       -----------
                          TOTAL TEXAS..............................................................     11,200,000
          --------------------------------------------------------------------------------------------------------
          VIRGINIA -- 4.66%
             2,900,000    Roanoke, IDA Hospital Rev. Bonds (Carilion Health
                            System/Roanoke Hospital), Series C, VRDO.......   09/05/96       3.45%       2,900,000
                                                                                                       -----------
                          TOTAL VIRGINIA...........................................................      2,900,000
          --------------------------------------------------------------------------------------------------------
          WASHINGTON -- 3.61%
             2,250,000    Washington HFC MFMR Rfdg. Bonds Series B, VRDO...   09/04/96       3.65%       2,250,000
                                                                                                       -----------
                          TOTAL WASHINGTON.........................................................      2,250,000
          --------------------------------------------------------------------------------------------------------
          --------------------------------------------------------------------------------------------------------
                          TOTAL VALUE OF SECURITIES OWNED -- 99.35%
                            (which approximates cost for income tax purposes)......................     61,864,948

                           PLUS ASSETS REDUCED BY OTHER LIABILITIES -- 0.65%........................        404,910
                                                                                                       -----------
                          NET ASSETS APPLICABLE TO 62,315,298 SHARES OUTSTANDING;
                            EQUIVALENT TO $1.00 PER SHARE -- 100.00%...............................    $62,269,858
                                                                                                       ===========

           -------------------------------------
           CP   = Commercial Paper
           GO   = General Obligation
           HFA  = Housing Finance Agency/Authority
           HFC  = Housing Finance
                  Commission/Corporation
           HFDC = Health Facility Development
                  Corporation
           IDA  = Industrial Development Authority
           IDR  = Industrial Development Revenue
           MFHR = Multi-Family Housing Revenue
           MFMR = Multi-Family Mortgage Revenue
           PCR  = Pollution Control Revenue
           TRAN = Tax and Revenue Anticipation Notes
           VRDO = Variable Rate Demand Obligations --
                  The rate shown for each of these
                  obligations is the rate as of
                  August 31, 1996 and the maturity
                  shown is the date of the next
                  interest rate adjustment.

                                     See accompanying notes.

       Statement of Operations

       Navigator Funds

       For the Six-Month Period Ended August 31, 1996
       (Unaudited)

                                                                             MONEY          TAX-FREE
                                                                             MARKET          MONEY
                                                                              FUND           MARKET
                                                                           ----------      ----------
          INVESTMENT INCOME:
            Interest....................................................   $4,471,235      $1,326,529
                                                                          ----------      ----------
          EXPENSES:
            Investment Advisory Fees....................................      164,869          96,341
            Administrative Fees.........................................       82,435          38,536
            Less Investment Advisory & Administration Fees
               Waived by Management.....................................     (218,074)        (80,285)
            Custodian and Transfer Agent Fees...........................       56,635          34,408
            Professional Fees...........................................       16,601           9,936
            Taxes -- Other than Income..................................       16,145          13,800
            Registration and Filing Fees................................        8,220           4,048
            Insurance...................................................        4,940           3,128
            Miscellaneous...............................................       15,508          16,745
                                                                           ----------      ----------
               Total Expenses...........................................      147,279         136,657
                                                                          ----------      ----------
          NET INVESTMENT INCOME.........................................    4,323,956       1,189,872

            Net Realized Gain (Loss) on Securities Sold.................         (411)        (18,209)
                                                                          ----------      ----------
          NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..........   $4,323,545      $1,171,663
                                                                          ==========      ==========

                                See accompanying notes.

       Statements of Changes in Net Assets

       Navigator Money Market Fund

       For the Six-Month Period Ended August 31, 1996
       and for the Nine-Month Period Ended February 29, 1996
       (Unaudited)

                                                                       3/01/96            6/01/95
                                                                     TO 8/31/96         TO 2/29/96
                                                                    -------------      -------------
          OPERATIONS:
            Net Investment Income................................   $   4,323,956      $   8,004,650
            Net Realized Gain (Loss) on Securities Sold..........            (411)                --
                                                                    -------------      -------------
            Net Increase in Net Assets
               Resulting from Operations.........................       4,323,545          8,004,650
                                                                    -------------      -------------
          DIVIDENDS DISTRIBUTED FROM:
            Net Investment Income................................      (4,323,956)        (8,004,650)
            Net Realized Gain (Loss).............................              --                 --
                                                                    -------------      -------------
            Total Dividends Distributed..........................      (4,323,956)        (8,004,650)
                                                                    -------------      -------------
          CAPITAL SHARE TRANSACTIONS:
            Proceeds from Shares Sold............................     319,614,862        539,968,847
            Net Asset Value of Shares Issued
               Upon Reinvestment of Dividends....................         251,652            151,635
            Cost of Shares Repurchased...........................    (347,357,657)      (610,497,023)
                                                                    -------------      -------------
            Net Decrease in Net Assets Derived
               from Capital Share Transactions...................     (27,491,143)       (70,376,541)
                                                                    -------------      -------------
               NET DECREASE IN NET ASSETS........................     (27,491,554)       (70,376,541)

          NET ASSETS:
            Beginning of Period..................................     167,732,325        238,108,866
                                                                    -------------      -------------
            End of Period........................................   $ 140,240,771      $ 167,732,325
                                                                    =============      =============

                                See accompanying notes.

       Statements of Changes in Net Assets

       Navigator Tax-Free Money Market Fund

       For the Six-Month Period Ended August 31, 1996
       and For the Year Ended February 29, 1996
       (Unaudited)

                                                                       3/01/96            3/01/95
                                                                     TO 8/31/96         TO 2/29/96
                                                                    -------------      -------------
          OPERATIONS:
            Net Investment Income................................   $   1,189,872      $   3,553,900
            Net Realized Gain (Loss) on Securities Sold..........         (18,209)             2,352
                                                                    -------------      -------------
            Net Increase in Net Assets
               Resulting from Operations.........................       1,171,663          3,556,252
                                                                    -------------      -------------
          DIVIDENDS DISTRIBUTED FROM:
            Net Investment Income................................      (1,189,872)        (3,553,900)
            Net Realized Gain (Loss).............................              --                 --
                                                                    -------------      -------------
            Total Dividends Distributed..........................      (1,189,872)        (3,553,900)
                                                                    -------------      -------------
          CAPITAL SHARE TRANSACTIONS:
            Proceeds from Shares Sold............................     168,257,882        341,728,593
            Net Asset Value of Shares Issued
               Upon Reinvestment of Dividends....................          58,048            183,353
            Cost of Shares Repurchased...........................    (200,843,294)      (354,456,269)
                                                                    -------------      -------------
            Net Decrease in Net Assets
               Derived from Capital Share Transactions...........     (32,527,364)       (12,544,323)
                                                                    -------------      -------------
               NET DECREASE IN NET ASSETS........................     (32,545,573)       (12,541,971)

          NET ASSETS:
            Beginning of Period..................................      94,815,431        107,357,402
                                                                    -------------      -------------
            End of Period........................................   $  62,269,858      $  94,815,431
                                                                    =============      =============

                                See accompanying notes.

       NOTES TO FINANCIAL STATEMENTS
       August 31, 1996

       NOTE 1 -- ORGANIZATION
       Navigator Money Market Fund -- Prime Obligations Portfolio ("Prime Obligations") is a portfolio offered by Navigator Money Market Fund, Inc. and Navigator Tax-Free Money Market Fund ("Tax-Free Money Market") is a portfolio offered by Navigator Tax-Free Money Market Fund, Inc. (each separately referred to as a "Fund" and collectively referred to as the "Funds"). Navigator Money Market Fund, Inc. and Navigator Tax-Free Money Market Fund, Inc. (each separately referred to as the "Company" and collectively referred to as the "Companies"), are no-load, diversified, open-end investment companies registered under the Investment Company Act of 1940, as amended.

       Shares of each Fund ("Shares") are sold by Fairfield Group, Inc. ("Fairfield") to institutional investors ("Institutions") for the investment of their own funds or funds for which they act in some fiduciary capacity ("Customer Accounts"). Fund Shares may not be purchased by individuals directly, but institutional investors may purchase Shares for Customer Accounts maintained for individuals.

       Fairfield (the "Manager") acts as each Fund's Investment Advisor, Administrator, and Distributor. Shares are sold and redeemed without any purchase or redemption charge imposed by the Funds, although Institutions may charge their Customer Accounts for services provided in connection with the purchase or redemption of Shares.

       NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES
       Interest income and expenses are recorded on an accrual basis. Interest income includes, when applicable, the pro rata amortization of premiums and discounts.

       Security transactions are accounted for on the date the securities are purchased or sold (trade date). Investment securities are valued at amortized cost, which approximates market value. Realized gains and losses are determined by using the specific identification method. The net realized capital loss of ($411) by Prime Obligations for the period ended August 31, 1996 resulted from sales of securities with proceeds and costs of $10,781,371 and $10,781,782, respectively. The net realized capital loss of ($18,209) by Tax-Free Money Market for the period ended August 31, 1996 resulted from sales of securities with proceeds and costs of $129,248,310 and $129,266,519, respectively.

       The fair value of securities for which prices cannot be determined using established procedures will be valued in good faith by the Board of Directors. No investments were so valued at August 31, 1996.

       Net investment income, determined as gross income less expenses, is declared as a dividend each day. Declared dividends are distributable to shareholders monthly on the first business day of the next month. Dividends payable at August 31, 1996 amounted to $677,718 and $178,091 for Prime Obligations and Tax-Free Money Market Fund, respectively.

       No provision for federal income taxes is made since it is the intention of the Funds to qualify as regulated investment companies under the provisions of the Internal Revenue Code and to make requisite distributions to shareholders which will relieve them from Federal income and excise taxes.

       For Federal income tax purposes, net realized capital losses generated in the Funds may be carried forward and applied against future capital gains.

       NOTE 3 -- INVESTMENT ADVISORY AND ADMINISTRATIVE FEES
       As Manager, Fairfield provides investment advisory and administrative services to the Funds pursuant to Management Agreements dated April 17, 1993. Under the terms of the Agreement for Prime Obligations, the Manager is entitled to receive an annual fee for investment advisory services of .20% on the first $500 million of the average net assets of the Fund; .15% on the next $1 billion; and .10% on average net assets in excess of $1.5 billion. Under the Agreement for Tax-Free Money Market, the Manager is entitled to receive an annual fee for investment advisory services of .25% on the first $1 billion of the average net assets of the Fund; .20% on the next $1 billion; and .15% on average net assets in excess of $2 billion. Such fees are computed daily and paid monthly.

        For Prime Obligations, the Manager is also entitled to receive an administrative fee at the annual rate of .10% on the first $1.5 billion of the average net assets of the Fund and .05% thereafter. For Tax-Free Money Market, the Manager is entitled to receive an administrative fee at the annual rate of .10% on the Fund's average net assets. Such fees are computed daily and paid monthly.

        For Prime Obligations, during the six-month period ended August 31, 1996, the management fees (investment advisory and administrative) earned by Fairfield totaled $247,304. Of the investment advisory and administrative fees earned, $218,074 was voluntarily waived by the Manager in order to assist the Fund in maintaining a competitive expense ratio. At August 31, 1996, Fairfield was owed $4,106 (after partial fee waiver) for investment advisory services and $7,440 in administrative fees.

        For Tax-Free Money Market, during the six-month period ended August 31, 1996, the management fees (investment advisory and administrative) earned by Fairfield totaled $134,877. Of the investment advisory fees earned, $80,285 was voluntarily waived by the Manager in order to assist the Fund in maintaining a competitive expense ratio. At August 31, 1996, Fairfield was owed $2,411 (after partial fee waiver) for investment advisory services and $2,875 in administrative fees.

        NOTE 4 -- CUSTODIAN AND TRANSFER AGENT FEES
        Custodial services are provided to the Funds by CoreStates Bank, N.A. Fund/Plan Services, Inc., is the Fund's Transfer Agent and, as such, provides transfer agency, dividend disbursing, and bookkeeping services.

        NOTE 5 -- OTHER TRANSACTIONS WITH AFFILIATES
        Fairfield also serves as the Companies' exclusive Distributor; however, it receives no fees for providing distribution services.

        Certain officers and directors of the Companies are also officers and directors of Fairfield. Such officers and directors are paid no fees by the Funds for serving as officers and directors.

        The Funds have paid legal fees to a law firm with which the Secretary of the Companies is associated.

        NOTE 6 -- REPURCHASE AGREEMENTS
        The investment policies of Prime Obligations permit participation in repurchase agreements. Collateral for such agreements is held by the Fund's Custodian in the Federal Reserve's book-entry system. The Fund monitors its repurchase agreements on a daily basis to ensure that the market value of the collateral underlying the agreements is maintained at not less than 100% of the repurchase price.

        Prime Obligations may participate in repurchase agreements arranged by Fairfield for a fee not to exceed 1% of the purchase or sale price of the transaction. During the period ended August 31, 1996, Fairfield received $67 in fees with respect to such transactions.

        NOTE 7 -- CAPITAL SHARES
        At August 31, 1996, Prime Obligations had 2 billion shares of $.001 par value common stock authorized with respect to the Fund. Transactions in capital shares of the Fund during the periods indicated were as follows:

                                                                         3/01/96           6/01/95
                                                                        TO 8/31/96        TO 2/29/96
                                                                       ------------      ------------
          Shares sold...............................................    319,614,862       539,968,847
          Shares issued upon reinvestment of dividends..............        251,652           151,635
          Shares repurchased........................................   (347,357,657)     (610,497,023)
                                                                       ------------      ------------
          Net decrease..............................................    (27,491,143)      (70,376,541)
          Outstanding at beginning of period........................    167,734,554       238,111,095
                                                                       ------------      ------------
          Outstanding at end of period..............................    140,243,411       167,734,554
                                                                       ============      ============

        At August 31, 1996, the Tax-Free Fund had 2 billion shares of $.001 par value common stock authorized with respect to the Fund. Transactions in capital shares of the Fund during the periods indicated were as follows:

                                                                         3/01/96           3/01/95
                                                                        TO 8/31/96        TO 2/28/96
                                                                       ------------      ------------
           Shares sold..............................................    168,257,882       341,728,593
           Shares issued upon reinvestment of dividends.............         58,048           183,353
           Shares repurchased.......................................   (200,843,294)     (354,456,269)
                                                                       ------------      ------------
           Net decrease.............................................    (32,527,364)      (12,544,323)
           Outstanding at beginning of period.......................     94,842,661       107,386,984
                                                                       ------------      ------------
           Outstanding at end of period.............................     62,315,297        94,842,661
                                                                       ============      ============

        NOTE 8 -- INVESTMENT COMPOSITION
        The Tax-Free Fund invests in securities which may include revenue, general, and escrowed obligations. At August 31, 1996, the revenue sources by purpose were as follows:

                                                                                         % OF PORTFOLIO
                                                                                          INVESTMENTS
                                                                                         -------------
          Revenue Bonds:
            Industrial Development....................................................          22%
            Transportation............................................................           8
            Educational Facilities....................................................           6
            Health Care Facilities....................................................          10
            Housing Facilities........................................................           8
            State Government..........................................................           5
            Chemicals.................................................................           4
            Pollution Control.........................................................          16
            Basic Metals..............................................................           7
          General Obligations.........................................................          14
                                                                                         -----------
                                                                                               100%
                                                                                         ==========

        In addition a certain investment, comprising 5.46% of the portfolio, is covered by insurance issued by a private insurer. The insurer guarantees the payment of interest and principal at final maturity in the event of default. Such insurance, however, does not guarantee the market value of the securities or the value of the Fund's shares.

        NOTE 9 -- FINANCIAL HIGHLIGHTS
        Financial highlights for a share of Prime Obligations outstanding throughout the periods indicated were as follows:

                                              3/01/96      6/01/95      6/01/94    6/01/93    6/01/92    6/01/91
                                                 TO           TO           TO         TO         TO         TO
                                              8/31/96      2/29/96      5/31/95    5/31/94    5/31/93    5/31/92
                                              --------     --------     --------   --------   --------   --------
           Net Asset Value,
             beginning of period............  $1.00        $1.00        $1.00      $1.00      $1.00      $1.00
                                              --------     --------     --------   --------   --------   --------
           Income from
             Investment Operations:
               Net Investment Income........     .0262        .0413        .0501      .0314      .0323      .0499
               Net Gain (Loss) on Securities
                 (both realized and
                 unrealized)................        --           --           --         --         --      .0001
                                              --------     --------     --------   --------   --------   --------
                    Total Income from
                    Investment Operations...     .0262        .0413        .0501      .0314      .0323      .0500
                                              --------     --------     --------   --------   --------   --------
           Less Distributions:
               Dividends from Net
               Investment Income............    (.0262)      (.0413)      (.0501)    (.0314)    (.0323)    (.0499)
               Dividends from
                 Capital Gains..............        --           --           --         --         --      .0001
                                              --------     --------     --------   --------   --------   --------
                    Total Distributions.....    (.0262)      (.0413)      (.0501)    (.0314)    (.0323)    (.0500)
                                              --------     --------     --------   --------   --------   --------
           Net Asset Value,
             end of period..................  $1.00        $1.00        $1.00      $1.00      $1.00      $1.00
                                              ========     ========     ========   ========   ========   ========

           Total Return.....................     5.33%(a)     5.62%(a)     5.19%      3.18%      3.28%      5.12%

           Net Assets,
             end of period (000)............  $140,241     $167,132     $238,109   $341,136   $417,114   $443,368

           Ratios and Supplemental Data:
             Ratio of Expenses to Average
               Net Assets...................      .18%(a)      .25%(a)      .28%       .27%       .26%       .22%
             Ratio of Expenses to Average
               Net Assets, excluding
               Fee Waivers..................      .44%(a)      .55%(a)      .43%       .42%       .41%       .37%
             Ratio of Net Investment
               Income to Average
               Net Assets...................     5.25%(a)     5.51%(a)     5.01%      3.14%      3.23%      4.99%
             Ratio of Net Investment
               Income to Average Net
            Assets, excluding Fee Waivers...     4.99%(a)     5.21%(a)     4.86%      2.99%      3.08%      4.84%

        ----------------------
        (a) Annualized

       Financial highlights for a share of the Tax-Free Money Market outstanding throughout the periods indicated were as follows:

                                             3/01/96      3/01/95     3/01/94     3/01/93     3/01/92     3/01/91
                                                TO           TO          TO          TO          TO          TO
                                             8/31/96      2/29/96     2/28/95     2/28/94     2/28/93     2/29/92
                                             --------     --------    --------    --------    --------    --------
          Net Asset Value,
            beginning of period............  $1.00        $1.00       $1.00       $1.00       $1.00       $1.00
                                             --------     --------    --------    --------    --------    --------
          Income from
            Investment Operations:
              Net Investment Income........     .0154        .0353       .0286       .0227       .0273       .0407
              Net Gain (Loss) on Securities
                (both realized and
                unrealized)................    (.0002)          --      (.0003)         --          --       .0001
                                             --------     --------    --------    --------    --------    --------
                   Total Income from
                    Investment Operations..     .0152        .0353       .0283       .0227       .0273       .0408
                                             --------     --------    --------    --------    --------    --------
          Less Distributions:
              Dividends from Net
                Investment Income..........    (.0154)      (.0353)     (.0286)     (.0227)     (.0273)     (.0407)
                                             --------     --------    --------    --------    --------    --------
                   Total Distributions.....    (.0154)      (.0353)     (.0286)     (.0227)     (.0273)     (.0407)
                                             --------     --------    --------    --------    --------    --------
          Net Asset Value,
            end of period..................  $1.00        $1.00       $1.00       $1.00       $1.00       $1.00
                                             ========     ========    ========    ========    ========    ========
          Total Return.....................     3.11%(a)     3.59%       2.94%       2.29%       2.76%       4.15%

           Net Assets,
            end of period (000)............  $ 62,270     $ 94,815    $107,357    $152,273    $202,245    $227,249

          Ratios and Supplemental Data:
            Ratio of Expenses to Average
              Net Assets...................      .35%(a)      .31%        .29%        .28%        .23%        .23%
            Ratio of Expenses to Average
              Net Assets, excluding
              Fee Waivers..................      .56%(a)      .51%        .49%        .48%        .43%        .45%
            Ratio of Net Investment
              Income to Average
              Net Assets...................     3.09%(a)     3.53%       2.86%       2.27%       2.73%       4.07%
            Ratio of Net Investment
              Income to Average Net
              Assets, excluding
              Fee Waivers......................     2.88%(a)     3.33%       2.66%       2.07%       2.53%       3.85%

       ----------------------
       (a) Annualized

                     [This page intentionally left blank.]

                     [This page intentionally left blank.]

        INVESTMENT ADVISER,
        ADMINISTRATOR,
        AND DISTRIBUTOR
        Fairfield Group, Inc.
        Horsham, PA 19044

        LEGAL COUNSEL
        Morgan, Lewis & Bockius LLP
        Philadelphia, PA 19103

        AUDITORS
        Ernst & Young LLP
        Philadelphia, PA 19103

        DIRECTORS
        Robert J. Walker, Jr.
        Richard G. Gilmore
        Jan J. Wieckowski
        Robert E. Keith

        OFFICERS
        Robert J. Walker, Jr.,
        President

        Gerard J. Wills,
        Treasurer

        James W. Jennings,
        Secretary

        LOGO                                                                LOGO
                                   200 Gibraltar Road
                                   Horsham, PA 19044
                                     1-800-441-3885